AIRCRAFT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AIRCRAFT
AIRCRAFT
6.	AIRCRAFT

Aircraft Fleet

The following tables summarize the Company’s aircraft fleet activity for the six months ended June 30, 2021 and 2020, respectively:

	December 31, 2020	Additions	Removals	June 30, 2021
Passenger:
Owned	14	6	—	20
Finance leases	5	2	—	7
Operating leases	12	—	(6)	6
Sun Country Airlines' Fleet	31	8	(6)	33
Cargo:
Aircraft Operated for Amazon	12	—	—	12
Total Aircraft Operated	43	8	(6)	45

6.	AIRCRAFT (continued)

The six aircraft purchased during the six months ended June 30, 2021 were financed through the Delayed Draw Term Loan Facility (see Note 7). All six of these were previously under operating leases. During June 2021, the Company obtained an additional two aircraft under finance leases.

	December 31, 2019	Additions	Removals	June 30, 2020
Passenger:
Owned	5	9	—	14
Finance leases	10	—	(5)	5
Operating leases	14	—	(2)	12
Seasonal leases	2	—	(2)	—
Sun Country Airlines' Fleet	31	9	(9)	31
Cargo:
Aircraft Operated for Amazon	—	7	—	7
Total Aircraft Operated	31	16	(9)	38

The nine aircraft purchased during the six months ended June 30, 2020 were financed through equipment trust certificates (see Note 7). Two of these aircraft were previously under operating leases, five were previously under finance leases, and the other two aircraft were new to the Company’s fleet. In addition, the Company refinanced three previously owned and financed aircraft in January 2020 utilizing equipment trust certificates (see Note 7).

As of June 30, 2021, Sun Country operated a fleet of Boeing 737-NG aircraft, consisting of 44 Boeing 737-800s and 1 Boeing 737-700.

The Accumulated Depreciation on owned assets was $67,495 and $52,048 as of June 30, 2021 and December 31, 2020, respectively. Depreciation expense on these assets was $9,642 and $6,370 for the three months ended June 30, 2021 and 2020, respectively. Depreciation expense was $18,442 and $11,491 for the six months ended June 30, 2021 and 2020, respectively.

The Accumulated Amortization on Finance Lease Assets was $21,209 and $13,018 as of June 30, 2021 and December 31, 2020, respectively. Amortization Expense on these assets was $2,692 and $4,665 for the three months ended June 30, 2021 and 2020, respectively. Amortization Expense was $5,384 and $8,955 for the six months ended June 30, 2021 and 2020, respectively.

Depreciation expense on owned assets and amortization expense on Finance Lease Assets are each classified in Depreciation and Amortization on the Condensed Consolidated Statements of Operations.

Aircraft Lease Payment Deferrals

During the year ended December 31, 2020 the Company negotiated rent payment deferrals with a majority of its aircraft lessors due to COVID-19 cash flow impacts. There were no amounts deferred as of June 30, 2021 since the final payments were made in the second quarter of 2021. The amount deferred as of December 31, 2020 was $7,569, consisting of $2,133 under finance leases and $5,436 under operating leases. These deferrals were classified within the current portion of the respective lease liabilities on the Condensed Consolidated Balance Sheet as of December 31, 2020.

6.	AIRCRAFT (continued)

Aircraft Maintenance Deposits Contra-Assets

At April 11, 2018 (the “Acquisition Date”), the Company established a deposit contra-asset to represent the Company’s obligation to perform planned maintenance events on leased aircraft held as of the Acquisition Date. As of June 30, 2021 and December 31, 2020, the remaining balance of the contra-asset was $22,792 and $36,729, respectively. Of the $13,937 reduction in the contra-asset during the six months ended June 30, 2021, $12,749 related to the purchase of six aircrafts previously leased, whereupon the contra-assets and related maintenance deposits were written-off concurrently to Aircraft lease buy-out expense in Special Items, net (see Note 11). For the three months ended June 30, 2021 and 2020, the Company recognized $850 and none respectively, of the contra-asset as a reduction to Maintenance expense on the accompanying Condensed Consolidated Statements of Operations. For the six months ended June 30, 2021 and 2020, the Company recognized $850 and $328, respectively, of the contra-asset as a reduction to Maintenance expense.

Over-market Liabilities

At the Acquisition Date, the Company acquired liabilities related to its over-market lease rates and over-market maintenance reserve payments.

As of the Acquisition Date, the Company recognized a liability representing lease terms which are unfavorable compared with market terms of similar leases. Upon adopting ASU 2016-02, Leases (Topic 842) effective January 1, 2019, this liability was reclassified as an offset to the Operating Lease Right-of-use Assets. The remaining unamortized balance of this contra-asset as of June 30, 2021 and December 31, 2020 was $11,444 and $16,501, respectively and is recorded within Operating Lease Right-of-Use Assets. During the six months ended June 30, 2021, the Company purchased six aircraft which were previously under leases with unfavorable terms, contributing to $3,765 of the decrease.

As of the Acquisition Date, Sun Country’s existing leases included payments for maintenance reserves in addition to the stated aircraft lease payments. For a substantial portion of these maintenance reserve payments, the Company does not expect to be reimbursed by the lessor. Therefore, a liability was established representing over-market maintenance reserve lease terms compared to market terms of similar leases. The remaining balance of this liability at June 30, 2021 and December 31, 2020 was $16,892 and $37,409, respectively. Of the $20,517 reduction in the over-market maintenance reserve liabilities during the six months ended June 30, 2021, $17,435 related to the purchase of six aircrafts previously leased. The over-market liabilities for those aircraft are included in Aircraft lease buy-out expense in Special Items, net (see Note 11).

Aircraft Rent expense for the three months ended June 30, 2021 and 2020, includes credits of $1,618 and $3,726, respectively, for the amortization of over-market liabilities established at the Acquisition Date  related to lease rates and maintenance reserves. The Aircraft Rent expense credits for the six months ended June 30, 2021 and 2020 were $4,373 and $7,830, respectively.

7. PROPERTY & EQUIPMENT

During the year ended December 31, 2020, the Company purchased nine aircraft and a spare engine. See Note 10 for further information on leased aircraft.

7. PROPERTY & EQUIPMENT (continued)

Aircraft Fleet

The following tables summarize the Company’s aircraft fleet activity for the years ended December 31, 2020 and 2019, respectively:

	December 31, 2019	Additions	Removals	December 31, 2020
Passenger:
Owned	5	9	—	14
Finance leases	10	—	(5)	5
Operating leases	14	—	(2)	12
Seasonal leases	2	—	(2)	—
Sun Country Airlines’ Fleet	31	9	(9)	31
Cargo Aircraft Operated for Amazon	—	12	—	12
Total Aircraft Operated	31	21	(9)	43

The nine passenger aircraft purchased during the year ended December 31, 2020 were financed through equipment trust certificates (see Note 9). Two of these aircraft were previously under operating leases, five were previously under finance leases, and the other two aircraft were new to the Company’s fleet.

In addition to the nine purchases discussed above, the Company refinanced three previously owned aircraft in January 2020 utilizing equipment trust certificates (see Note 9).

The 12 cargo aircraft added during 2020 relate to the Amazon Agreement (see Note 1).

	December 31, 2018	Additions	Removals	December 31, 2019
Owned	3	2	—	5
Finance leases	5	5	—	10
Operating leases	19	—	(5)	14
Seasonal leases	3	2	(3)	2
Sun Country Airlines’ Fleet	30	9	(8)	31

In December 2019, the Company purchased its first aircraft utilizing equipment trust certificates. The Company purchased one of its aircraft previously under an operating lease agreement in February 2019. In addition, the Company entered into a new finance lease for an aircraft in each of March, April, May and December 2019.

Also, in December 2019, the Company amended an operating lease, which converted it to a finance lease. Lastly, one of the Company’s operating leases expired in August 2019 and two in December 2019.

The Accumulated Depreciation on owned assets was $52,048 and $21,030 as of December 31, 2020 and 2019, respectively. Depreciation expense was $31,657 and $17,347 for the years ended December 31, 2020 and 2019, respectively, and was $6,731 and $2,315 for the period from April 11, 2018 through December 31, 2018 and the period January 1, 2018 through April 10, 2018, respectively.

7. PROPERTY & EQUIPMENT (continued)

The Accumulated Amortization on Finance Lease Assets was $13,018 and $6,698 as of December 31, 2020 and 2019, respectively. Amortization Expense was $11,948 and $13,104 for the years ended December 31, 2020 and 2019, respectively, and was $4,476 and $119 for the period from April 11, 2018 through December 31, 2018 and the period January 1, 2018 through April 10, 2018, respectively.

Depreciation expense on Owned Assets and amortization expense on Finance Lease Assets are classified in Depreciation and Amortization on the Consolidated Statements of Operations.